Certain Risks and Concentration (Tables)	12 Months Ended
Dec. 31, 2023
Certain Risks and Concentration [Abstract]
Schedule of Certain Risks and Concentration	The top customers whose revenues individually represented greater than 10% of the total net revenues of the Company for the years ended December 31, 2022 and 2023 were as follows:
	For the years ended December 31,
	2022	2023
Customer A	41.0%	29.1%
Customer B	15.3%	22.8%
Customer C	19.8%	17.7%

Accounts receivable due from customers who represent 10% or more of the Company’s total accounts receivable were as follows:
	As of December 31,
	2022	2023
Customer C	24.3%	37.5%
Customer A	36.6%	21.2%
Customer D	13.0%	18.2%
Customer B	17.2%	13.9%
The top supplier whose purchases individually represented greater than 10% of the total purchases of the Company for the years ended December 31, 2022 and 2023 was as follows:
	For the years ended December 31,
	2022	2023
Supplier A	*	88.3%
Supplier B	39.7%	*
Supplier C	15.7%	2.8%
Supplier D	10.1%	2.5%
*	less than 10% of total purchases